REGULATORY FRAMEWORK - Spectrum (Details)		12 Months Ended
	Apr. 07, 2016 claim	Dec. 31, 2020 item
Regulatory framework
Usage period of the auctioned frequency bands		15 years
Number of licensees for subscription television services | item		2
Adesol
Regulatory framework
Term of the license agreement		15 years
Number of unconstitutionality claims | claim	28